Document And Entity Information	6 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002044490
Document Type	N-CSRS
Entity Registrant Name	SEG Partners Long/Short Equity Fund
Document Period End Date	Apr. 30, 2026
Amendment Flag	false